1-15897

Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05067926

NYSE

November 23, 2005

RECD S.E.C.
NOV 2 3 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares S&P Europe 350 Index Fund, iShares S&P MidCap 400/BARRA Value Index Fund, iShares S&P MidCap 400/BARRA Growth Index Fund, iShares S&P 500/BARRA Value Index Fund, iShares S&P 500/BARRA Growth Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P 500 Index Fund, iShares S&P SmallCap 600/BARRA Value Index Fund, iShares S&P SmallCap 600/BARRA Growth Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P1500 Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund (formerly, iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund), iShares Dow Jones U.S. Consumer Goods Sector Index Fund (formerly, iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund), iShares Dow Jones U.S. Basic Materials Sector Index Fund and iShares Dow Jones Transportation Average Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 1 to Form 8-A received on November 23, 2005. Tentative listing date – November 30, 2005.

Sincerely,

PROCESSED
DEC 0 1 2005
THOMSON FINANCIAL